Promissory Note Receivable (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repayment of loan	$ 220
January 31, 2018 [Member] | Forbearance Agreement [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repayment of loan	25
June 30, 2018 [Member] | Forbearance Agreement [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repayment of loan	25
September 30, 2018 [Member] | Forbearance Agreement [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repayment of loan	85
December 31, 2018 [Member] | Forbearance Agreement [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repayment of loan	$ 85